Note 14 - Warrants (Details 1) - shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2015	5,429,300	5,879,300
Issued	3,714,286
Exercised	(832,104)	(450,000)
Expired	(2,835,000)
Outstanding, November 30, 2016	5,476,482	5,429,300
Series A Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2015	2,835,000	3,285,000
Issued	0
Exercised	0	(450,000)
Expired	(2,835,000)
Outstanding, November 30, 2016	0	2,835,000
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2015	1,724,300	1,724,300
Issued	0
Exercised	(232,558)	0
Expired	0
Outstanding, November 30, 2016	1,491,742	1,724,300
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2015	870,000	870,000
Issued	0
Exercised	0	0
Expired	0
Outstanding, November 30, 2016	870,000	870,000
June 2016 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2015	0
Issued	3,714,286
Exercised	(599,546)
Expired	0
Outstanding, November 30, 2016	3,114,740	0